Consolidated Statement of Profit and Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) ₪ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 ILS (₪) ₪ / shares [1]	Dec. 31, 2015 ILS (₪) ₪ / shares [1]
REVENUES
Revenues from sale of commercial centers	₪ 782,829	$ 225,794	₪ 126,019	₪ 200,078
Total revenues	782,829	225,794	126,019	200,078
GAINS AND OTHER
Rental income from commercial centers	31,997	9,229	66,417	83,849
Gain from sale of investees				6,712
Total gains	31,997	9,229	66,417	90,561
Total revenues and gains	814,826	235,023	192,436	290,639
EXPENSES AND LOSSES
Cost of commercial centers	805,623	232,369	159,806	290,360
General and administrative expenses	14,930	4,306	10,257	16,678
Share in losses of associates, net	20,202	5,827	54,313	42,925
Financial expenses	112,296	32,390	124,354	207,721
Financial income	(1,811)	(522)	1,056	(2,154)
Change in fair value of financial instruments measured at fair value through profit and loss			(2,707)	2,568
Write-down,charges and other expenses, net	101,120	29,166	162,318	99,292
Total expenses and losses	1,052,360	303,536	509,397	657,390
Loss before income taxes	(237,534)	(68,513)	(316,961)	(366,751)
Income tax expense	11,244	3,243	3,020	4,402
Loss from continuing operations	(248,778)	(71,756)	(319,981)	(371,153)
Profit (loss) from discontinued operations, net	(152,903)	(44,102)	7,913	56,231
Loss for the year	(401,681)	(115,858)	(312,068)	(314,922)
Attributable to:
Equity holders of the Company	(338,034)	(97,500)	(194,830)	(186,150)
Non-controlling interest	(63,647)	(18,358)	(117,238)	(128,772)
Total Attributable	(401,681)	(115,858)	(312,068)	(314,922)
Loss from continuing operations
Equity holders of the Company	(185,132)	(53,398)	(202,724)	(242,709)
Non-controlling interest	(63,647)	(18,358)	(117,257)	(128,463)
Loss from continuing operations	(248,778)	(71,756)	(319,981)	(371,153)
Profit from discontinued operation, net
Equity holders of the Company	(152,903)	(44,102)	7,893	56,540
Non-controlling interest			20	(309)
Total profit (loss) from discontinued operation	₪ (152,903)	$ (44,102)	₪ 7,913	₪ 56,231
Basic and diluted earnings (loss) per share:
From continuing operation | (per share)	₪ (20.14)	$ (5.8)	₪ 22.05	₪ (21.73)
From discontinued operations | (per share)	(16.64)	(4.8)	(0.85)	1.48
Total basic and diluted earnings (loss) per share | (per share)	₪ (36.78)	$ (10.6)	₪ (21.20)	₪ 20.25

[1]	Reclassified (discontinued operations). Refer to Note 19.